MFS(R) Strategic Value Fund

       Supplement to the Current Statement of Additional Information

Effective immediately, the sub-headings entitled "Ownership of Fund Shares" and "Other Accounts", under Appendix C entitled "Portfolio Manager(s)" are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by each of the Fund's portfolio managers as of March 31, 2007. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

--------------------------------------------------------------------------------
Name of Portfolio Manager             Dollar Range of Equity Securities in Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth J. Enright                                     D
--------------------------------------------------------------------------------

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of March 31, 2007 were as follows:

--------------------------------------------------------------------------------
             Registered Investment     Other Pooled
                   Companies         Investment Vehicles     Other Accounts
--------------------------------------------------------------------------------
              Number                   Number               Number
                of          Total        of     Total        of         Total
Name         Accounts*     Assets*    Accounts  Assets     Accounts     Assets
--------------------------------------------------------------------------------
Kenneth J.     10      $23.4 billion     0       N/A          1     $1.5 billion
Enright
--------------------------------------------------------------------------------

----------------
*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

                   The date of this Supplement is May 1, 2007.